Intangible Assets - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fiscal Year Ended December 31,
2022	$ 3,465
2023	2,567
2024	1,990
2025	1,467
2026	0
Net Book Value	$ 9,489	$ 9,917	$ 10,297	$ 10,407	$ 10,946